GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 70.95%
	Air Freight & Logistics - 3.03%
131,686	Expeditors International of Washington, Inc.	$15,951,125
	Biotechnology - 7.25%
17,068	Regeneron Pharmaceuticals, Inc. (a)	12,264,041
52,443	United Therapeutics Corp. (a)	11,576,792
40,786	Vertex Pharmaceuticals, Inc. (a)	14,353,001
		38,193,834
	Building Products - 3.22%
124,760	Builders FirstSource, Inc. (a)	16,967,360
	Electric Utilities - 1.77%
259,527	OGE Energy Corp.	9,319,615
	Food & Staples Retailing - 1.41%
202,463	Sprouts Farmers Market, Inc. (a)(b)	7,436,466
	Food Products - 2.36%
164,061	Archer-Daniels-Midland Co.	12,396,449
	Health Care Equipment & Supplies - 2.27%
49,745	Danaher Corp.	11,938,800
	Health Care Providers & Services - 4.23%
109,565	CVS Health Corp.	7,574,228
60,893	Laboratory Corp of America Holdings	14,695,308
		22,269,536
	Household Durables - 3.89%
122,703	DR Horton, Inc.	14,931,728
71,128	PulteGroup, Inc.	5,525,223
		20,456,951
	Household Products - 3.20%
110,953	Procter & Gamble Co.	16,836,008
	Insurance - 8.31%
223,439	Aflac, Inc. (b)	15,596,042
224,965	Hartford Financial Services Group, Inc.	16,201,979
250,858	Unum Group	11,965,927
		43,763,948
	Interactive Media & Services - 1.15%
50,604	Alphabet, Inc. - Class A (a)	6,057,299
	Machinery - 2.59%
47,256	Snap-on, Inc. (b)	13,618,707
	Media - 2.51%
50,323	Nexstar Media Group, Inc. (b)	8,381,296
298,663	TEGNA, Inc. (b)	4,850,287
		13,231,583
	Metals & Mining - 2.11%
102,161	Steel Dynamics, Inc.	11,128,398
	Oil, Gas & Consumable Fuels - 1.89%
51,366	Devon Energy Corp.	2,483,032
182,707	PBF Energy, Inc.	7,480,025
		9,963,057
	Pharmaceuticals - 2.58%
370,218	Pfizer, Inc.	13,579,596
	Professional Services - 1.77%
124,087	Robert Half International, Inc.	9,333,824
	Road & Rail - 2.70%
255,448	Knight-Swift Transportation Holdings, Inc. - Class A (b)	14,192,691
	Semiconductors & Semiconductor Equipment - 2.88%
160,361	ON Semiconductor Corp. (a)	15,166,943
	Software - 4.92%
76,113	Microsoft Corp.	25,919,521
	Technology Hardware, Storage & Peripherals - 4.91%
133,317	Apple, Inc.	25,859,499
	Total Common Stocks (Cost $324,307,119)	373,581,210

	INVESTMENT COMPANIES - 27.17%
	Alternative Funds - 17.18%
1,555,389	ProShares Ultra S&P 500 ETF (b)	90,445,870
	Domestic Equity Funds - 9.99%
118,056	iShares Core S&P 500 ETF	52,618,740
	Total Investment Companies (Cost $136,768,661)	143,064,610

	SHORT TERM INVESTMENTS - 1.86%
	Money Market Funds - 1.86%
9,818,209	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (c)	9,818,209
	Total Short Term Investments (Cost $9,818,209)	9,818,209
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.15%
32,394,671	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (c)	32,394,671
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $32,394,671)	32,394,671

	Total Investments (Cost $503,288,660) - 106.13%	558,858,700
	Liabilities in Excess of Other Assets - (6.13)%	(32,254,661)
	TOTAL NET ASSETS - 100.00%	$526,604,039

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2023.